Document and Entity Information	Jan. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 02, 2024
Entity Registrant Name	IMPEL PHARMACEUTICALS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40353
Entity Tax Identification Number	26-3058238
Entity Address Address Line 1	201 Elliott Avenue West
Entity Address Address Line 2	Suite 260
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98119
City Area Code	206
Local Phone Number	568-1466
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	IMPLQ
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001445499